Other Assets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Premises and equipment	$ 1,687.7		$ 1,242.5
Right-of-use assets (notes 3 and 22)	1,020.6	$ 1,051.4	0.0
Inventories	694.5		455.5
Other revenue receivables	583.5		390.9
Finance lease receivables (notes 3 and 22)	375.9		0.0
Prepaid expenses	282.1		207.2
Accrued interest and dividends	206.5		173.2
Income taxes refundable	169.0		152.3
Sales tax and other taxes receivable	124.9		93.7
Prepaid losses on claims	114.4		98.9
Deferred compensation plans	87.4		80.5
Pension surplus (note 21)	51.9		64.0
Non-insurance companies' investment property (note 23)	0.0		1,157.9
Other	608.9		451.7
Current	2,457.8		1,562.3
Non-current	3,549.5		3,006.0
Other assets	6,007.3		4,568.3
Insurance and reinsurance companies
Disclosure of operating segments [line items]
Premises and equipment	367.8		374.8
Right-of-use assets (notes 3 and 22)	385.4	418.9	0.0
Inventories	0.0		0.0
Other revenue receivables	0.0		0.0
Finance lease receivables (notes 3 and 22)	8.8		0.0
Prepaid expenses	113.2		89.9
Accrued interest and dividends	195.7		162.0
Income taxes refundable	126.3		123.0
Sales tax and other taxes receivable	22.3		24.8
Prepaid losses on claims	114.4		98.9
Deferred compensation plans	87.4		80.5
Pension surplus (note 21)	51.9		64.0
Non-insurance companies' investment property (note 23)	0.0		0.0
Other	490.3		327.8
Current	789.7		614.5
Non-current	1,173.8		731.2
Other assets	1,963.5		1,345.7
Non-insurance companies
Disclosure of operating segments [line items]
Premises and equipment	1,319.9		867.7
Right-of-use assets (notes 3 and 22)	635.2	$ 632.5	0.0
Inventories	694.5		455.5
Other revenue receivables	583.5		390.9
Finance lease receivables (notes 3 and 22)	367.1		0.0
Prepaid expenses	168.9		117.3
Accrued interest and dividends	10.8		11.2
Income taxes refundable	42.7		29.3
Sales tax and other taxes receivable	102.6		68.9
Prepaid losses on claims	0.0		0.0
Deferred compensation plans	0.0		0.0
Pension surplus (note 21)	0.0		0.0
Non-insurance companies' investment property (note 23)	0.0		1,157.9
Other	118.6		123.9
Current	1,668.1		947.8
Non-current	2,375.7		2,274.8
Other assets	$ 4,043.8		$ 3,222.6